Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of financial information of the Group's consolidated VIEs and VIEs' subsidiaries, including total assets, total liabilities, total equity, net revenues, total operating expenses, net income (loss) attributable to the Company and cash flows after intercompany eliminations

	As of December 31,
	2020	2021
	RMB	RMB
Total assets	4,792,049	5,758,094

Total current liabilities	(3,335,367)	(3,368,308)

Total liabilities	(3,371,662)	(3,397,698)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	3,613,683	2,320,227	3,001,552
Total operating expenses	(6,095,095)	(658,336)	(1,369,792)
Net (loss) income	(2,206,270)	1,663,675	1,145,331

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash provided by operating activities	4,807,929	1,900,300	1,110,253
Net cash (used in) provided by investing activities	(2,206,121)	1,243,614	(329,498)
Net cash used in financing activities	(13,125)	—	(7,374)

Schedule of classification and estimated useful lives of plant and equipment

Estimated useful life
Buildings	20 to 30 years
Furniture, fixtures and equipment	2 to 10 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	4 to 5 years
Software	3 years

Schedule of estimated economic lives of the intangible assets

Estimated economic life
Trademarks	2-5 years
Payment license	Indefinite life